Financial instruments by category (Details) - ARS ($) $ in Millions		Jun. 30, 2019	Jun. 30, 2018
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost (i)	[1]	$ 105,277	$ 100,274
Subtotal financial assets		155,096	164,859
Non-financial assets		9,478	9,450
Total		164,574	174,309
Financial liabilities at amortized cost (i)		352,807	368,165
Subtotal financial liabilities		354,020	368,715
Non-financial liabilities		6,077	7,180
Total		360,097	375,895
Trade And Other Payables [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at amortized cost (i)		18,502	26,613
Subtotal financial liabilities		18,502	26,613
Non-financial liabilities		6,077	7,180
Total		24,579	33,793
Borrowings [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at amortized cost (i)		334,049	341,288
Subtotal financial liabilities		334,049	341,288
Non-financial liabilities
Total		334,049	341,288
Finance Lease Obligations [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at amortized cost (i)		256	264
Subtotal financial liabilities		256	264
Non-financial liabilities
Total		256	264
Crops Futures Contracts [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost (i)
Subtotal financial assets			89
Non-financial assets
Total			89
Financial liabilities at amortized cost (i)
Subtotal financial liabilities		72	90
Non-financial liabilities
Total		72	90
Forward Contracts [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at amortized cost (i)
Subtotal financial liabilities			184
Non-financial liabilities
Total			184
Foreign-Currency Contracts [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at amortized cost (i)
Subtotal financial liabilities		25	82
Non-financial liabilities
Total		25	82
Crops Options Contracts [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at amortized cost (i)
Subtotal financial liabilities		62
Non-financial liabilities
Total		62	42
Foreign-Currency Options Contracts [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at amortized cost (i)
Subtotal financial liabilities			28
Non-financial liabilities
Total			28
Swaps [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at amortized cost (i)
Subtotal financial liabilities		134
Non-financial liabilities
Total		134
Others [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at amortized cost (i)
Subtotal financial liabilities		920	49
Non-financial liabilities
Total		920	49
Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		45,184	60,403
Financial liabilities at fair value through profit or loss		159	245
Level 1 [Member] | Trade And Other Payables [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 1 [Member] | Borrowings [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 1 [Member] | Finance Lease Obligations [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 1 [Member] | Crops Futures Contracts [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss			89
Financial liabilities at fair value through profit or loss		72	90
Level 1 [Member] | Forward Contracts [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 1 [Member] | Foreign-Currency Contracts [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss		25	70
Level 1 [Member] | Crops Options Contracts [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss		62
Level 1 [Member] | Foreign-Currency Options Contracts [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss			28
Level 1 [Member] | Swaps [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 1 [Member] | Others [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		1,688	921
Financial liabilities at fair value through profit or loss		1,006	269
Level 2 [Member] | Trade And Other Payables [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 2 [Member] | Borrowings [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 2 [Member] | Finance Lease Obligations [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 2 [Member] | Crops Futures Contracts [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Financial liabilities at fair value through profit or loss
Level 2 [Member] | Forward Contracts [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss			184
Level 2 [Member] | Foreign-Currency Contracts [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss			12
Level 2 [Member] | Crops Options Contracts [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 2 [Member] | Foreign-Currency Options Contracts [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 2 [Member] | Swaps [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss		134
Level 2 [Member] | Others [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss		12	872
Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		2,947	3,261
Financial liabilities at fair value through profit or loss		48	36
Level 3 [Member] | Trade And Other Payables [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 3 [Member] | Borrowings [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 3 [Member] | Finance Lease Obligations [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 3 [Member] | Crops Futures Contracts [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Financial liabilities at fair value through profit or loss
Level 3 [Member] | Forward Contracts [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 3 [Member] | Foreign-Currency Contracts [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 3 [Member] | Crops Options Contracts [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 3 [Member] | Foreign-Currency Options Contracts [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 3 [Member] | Swaps [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 3 [Member] | Others [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss			48
Trade And Other Receivables [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost (i)	[1]	34,523	32,831
Subtotal financial assets		34,523	32,831
Non-financial assets		9,478	9,450
Total		44,001	42,281
Trade And Other Receivables [Member] | Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Trade And Other Receivables [Member] | Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Trade And Other Receivables [Member] | Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Equity securities in public companies [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost (i)	[1]
Subtotal financial assets		1,094	1,492
Non-financial assets
Total		1,094	1,492
Equity securities in public companies [Member] | Level 1 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		956	1,282
Equity securities in public companies [Member] | Level 2 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		138
Public companies securities [Member] | Level 3 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss			210
Equity securities in private companies [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost (i)	[1]		1,817
Subtotal financial assets		1,826	1,817
Non-financial assets
Total		1,826	1,817
Equity securities in private companies [Member] | Level 1 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Equity securities in private companies [Member] | Level 2 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Equity securities in private companies [Member] | Level 3 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		1,826
Deposits [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost (i)	[1]	3,709	2,172
Subtotal financial assets		3,745	2,222
Non-financial assets
Total		3,745	2,222
Deposits [Member] | Level 1 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		36	50
Deposits [Member] | Level 2 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Deposits [Member] | Level 3 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Bond [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost (i)	[1]		17
Subtotal financial assets		17,432	22,478
Non-financial assets
Total		17,432	22,478
Bond [Member] | Level 1 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		15,694	21,675
Bond [Member] | Level 2 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		1,062	786
Bond [Member] | Level 3 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		676
Mutual Funds [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost (i)	[1]
Subtotal financial assets		7,911	10,752
Non-financial assets
Total		7,911	10,752
Mutual Funds [Member] | Cash And Cash Equivalents [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost (i)	[1]
Subtotal financial assets			549
Non-financial assets
Total			549
Mutual Funds [Member] | Level 1 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		7,911	10,752
Mutual Funds [Member] | Level 1 [Member] | Cash And Cash Equivalents [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss			549
Mutual Funds [Member] | Level 2 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Mutual Funds [Member] | Level 2 [Member] | Cash And Cash Equivalents [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Mutual Funds [Member] | Level 3 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Mutual Funds [Member] | Level 3 [Member] | Cash And Cash Equivalents [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Others Investment In Financial Assets [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost (i)	[1]
Subtotal financial assets		3,172	3,789
Non-financial assets
Total		3,172	3,789
Others Investment In Financial Assets [Member] | Level 1 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		2,386	2,555
Others Investment In Financial Assets [Member] | Level 2 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		436
Others Investment In Financial Assets [Member] | Level 3 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		350	1,234
Crops Options Contracts [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost (i)	[1]
Subtotal financial assets		32	47
Non-financial assets
Total		32	47
Crops Options Contracts [Member] | Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		32	47
Crops Options Contracts [Member] | Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Crops Options Contracts [Member] | Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Swaps [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost (i)	[1]
Subtotal financial assets		11
Non-financial assets
Total		11
Swaps [Member] | Level 1 [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss			2
Swaps [Member] | Level 2 [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		11	73
Swaps [Member] | Level 3 [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Foreign-Currency Options Contracts [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost (i)	[1]
Subtotal financial assets		30	17
Non-financial assets
Total		30	17
Foreign-Currency Options Contracts [Member] | Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		30	17
Foreign-Currency Options Contracts [Member] | Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Foreign-Currency Options Contracts [Member] | Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Financial Assets And Other Assets Held For Sale [member] | Clal Insurance Enterprises Holdings Ltd [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost (i)	[1]
Subtotal financial assets		15,839
Non-financial assets
Total		15,839
Financial Assets And Other Assets Held For Sale [member] | Level 1 [Member] | Clal Insurance Enterprises Holdings Ltd [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		15,839
Financial Assets And Other Assets Held For Sale [member] | Level 2 [Member] | Clal Insurance Enterprises Holdings Ltd [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Financial Assets And Other Assets Held For Sale [member] | Level 3 [Member] | Clal Insurance Enterprises Holdings Ltd [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Restricted Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost (i)	[1],[2]	7,562	9,997
Subtotal financial assets	[2]	7,562	9,997
Non-financial assets	[2]
Total	[2]	7,562	9,997
Restricted Assets [Member] | Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	[2]
Restricted Assets [Member] | Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	[2]
Restricted Assets [Member] | Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	[2]
Cash on Hand and at Bank [Member] | Cash And Cash Equivalents [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost (i)	[1]	7,096	10,632
Subtotal financial assets		7,096	10,632
Non-financial assets
Total		7,096	10,632
Cash on Hand and at Bank [Member] | Level 1 [Member] | Cash And Cash Equivalents [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Cash on Hand and at Bank [Member] | Level 2 [Member] | Cash And Cash Equivalents [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Cash on Hand and at Bank [Member] | Level 3 [Member] | Cash And Cash Equivalents [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Short-term Bank in Deposits [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost (i)	[1]		545
Subtotal financial assets			545
Non-financial assets
Total			545
Short-term Bank in Deposits [Member] | Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Short-term Bank in Deposits [Member] | Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Short-term Bank in Deposits [Member] | Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Short term investments 1 [Member] | Cash And Cash Equivalents [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost (i)	[1]	52,387	44,080
Subtotal financial assets		55,388	48,403
Non-financial assets
Total		55,388	48,403
Short term investments 1 [Member] | Level 1 [Member] | Cash And Cash Equivalents [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		3,001	4,323
Short term investments 1 [Member] | Level 2 [Member] | Cash And Cash Equivalents [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Short term investments 1 [Member] | Level 3 [Member] | Cash And Cash Equivalents [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Foreign-Currency Contracts [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost (i)	[1]
Subtotal financial assets		31	110
Non-financial assets
Total		31	110
Foreign-Currency Contracts [Member] | Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		2
Foreign-Currency Contracts [Member] | Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		29	110
Foreign-Currency Contracts [Member] | Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Crops Futures Contracts [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost (i)	[1]
Subtotal financial assets		9
Non-financial assets
Total		9
Crops Futures Contracts [Member] | Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		9
Crops Futures Contracts [Member] | Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Crops Futures Contracts [Member] | Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Others [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost (i)	[1]
Subtotal financial assets		12	25
Non-financial assets
Total		12	25
Others [Member] | Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Others [Member] | Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		12	25
Others [Member] | Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Warrants [member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost (i)	[1]
Subtotal financial assets		95
Non-financial assets
Total		95
Warrants [member] | Level 1 [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Warrants [member] | Level 2 [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Warrants [member] | Level 3 [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		$ 95

[1]	The fair value of financial assets and liabilities at their amortized cost does not differ significantly from their book value, except for borrowings (Note 21).
[2]	Corresponds to deposits in guarantee and escrows.